Summary of Significant Accounting Policies (Details) - Schedule of the disaggregation of the company’s revenue - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue from operations:
Total revenue	$ 25,526,557	$ 15,688,080	$ 19,031,766
Event hosting [Member]
Revenue from operations:
Total revenue	14,978,643	7,630,377	6,532,438
Event planning and execution [Member]
Revenue from operations:
Total revenue	9,196,773	5,493,851	9,952,530
Brand promotion [Member]
Revenue from operations:
Total revenue	750,315	2,241,869	2,432,720
Other services [Member]
Revenue from operations:
Total revenue	$ 600,826	$ 321,983	$ 114,078